Cover	12 Months Ended
Jan. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Perma-Pipe International Holdings, Inc.
Entity Central Index Key	0000914122